SHARE-BASED PAYMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
SHARE-BASED PAYMENTS
Schedule of recognized share-based compensation expense

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Research and development	$141,810	$215,088	$65,399	$91,051
General and administrative	203,484	250,887	105,158	123,865
Total share-based compensation expense	$345,294	$465,975	$170,557	$214,916

	2015	2014
Stock-based compensation expense by type of award:
Stock options	$469,080	$507,271
Restricted stock units	483,939	729,003
Total stock-based compensation expense	$953,019	$1,236,274
Effect of stock-based compensation expense on
Research and development	432,083	466,517
General and administrative	520,936	769,757
Total stock-based compensation expense	$953,019	$1,236,274